Document and Entity Information	Dec. 06, 2022
Document Information [Table]
Document Type	8-K/A
Document Period End Date	Dec. 06, 2022
Entity Registrant Name	Skillsoft Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38960
Entity Tax Identification Number	83-4388331
Entity Address, Address Line One	300 Innovative Way, Suite 201
Entity Address, City or Town	Nashua
Entity Address State Or Province	NH
Entity Address, Postal Zip Code	03062
City Area Code	603
Local Phone Number	324-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001774675
Amendment Flag	true
Amendment Description	Amendment No. 1
Class A Common Stock
Document Information [Table]
Title of 12(b) Security	Shares of Class A common stock,$0.0001 par value per share
Trading Symbol	SKIL
Security Exchange Name	NYSE
Warrants
Document Information [Table]
Title of 12(b) Security	Warrants
Trading Symbol	SKIL WS
Security Exchange Name	NYSE